Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Allowance for doubtful accounts	¥ 0		¥ 585
Accounts payable of consolidated VIE without recourse	718,362	$ 104,481	484,945
Deferred revenue of consolidated VIE without recourse	441,892	64,271	422,028
Accrued expenses and other current liabilities of consolidated VIE without recourse	846,710	123,148	571,333
Amount due to related parties of the consolidated VIE without recourse the Company	82,948	12,064	37,760
Income tax payable of the consolidated VIE without recourse	137,090	19,939	175,887
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	469,274	$ 68,253
Beijing Momo Technology Co., Ltd. [Member]
Allowance for doubtful accounts	0		585
Accounts payable of consolidated VIE without recourse	549,173		357,437
Deferred revenue of consolidated VIE without recourse	441,392		421,528
Accrued expenses and other current liabilities of consolidated VIE without recourse	304,363		200,406
Amount due to related parties of the consolidated VIE without recourse the Company	43,213		188
Income tax payable of the consolidated VIE without recourse	113,733		76,549
Deferred consideration in connection with business acquisitions of the consolidated VIEs without recourse	¥ 0		¥ 0
Class A Common Stock [Member]
Ordinary shares, par value | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares, shares authorized | shares	800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued | shares	333,512,014	333,512,014	314,060,843
Ordinary shares, shares outstanding | shares	333,512,014	333,512,014	314,060,843
Class B Common Stock [Member]
Ordinary shares, par value | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares, shares authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued | shares	80,364,466	80,364,466	84,364,466
Ordinary shares, shares outstanding | shares	80,364,466	80,364,466	84,364,466